Segment Information (Reconciliation of Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 4,350,900	$ 4,422,384
Reportable Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	3,928,125	4,021,793
Las Vegas Locals
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,155,224	1,164,115
Downtown Las Vegas
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	138,159	128,682
Midwest and South
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	2,634,742	2,728,996
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 422,775	$ 400,591